Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

17. Commitments and Contingencies

(a) Commitments

Operating lease commitments

The Group leases office space under non‑cancelable operating lease agreements. These leases have varying terms and contain renewal rights. Future aggregate minimum lease payments (including tax) under non‑cancelable operating lease agreements are as follows:

As of December 31,
2019
RMB’000
2020	17,569
2021	17,556
2022	15,602
2023	512
2024	173
Total	51,412

For the years ended December 31, 2017, 2018 and 2019, the Group incurred rental expenses in the amounts of approximately RMB 2.17 million, RMB 10.25 million and RMB 16.21 million, respectively.

Capital and other commitments

The Group did not have material capital and other commitments as of December 31, 2019.

(b) Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2019, the Group is not a party to any legal or administrative proceedings, which the Group expects would have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.